Organization and principal activities (Acquisitions and disposals in 2015) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended													12 Months Ended
	Mar. 02, 2015 CNY (¥)	Mar. 02, 2015 USD ($)	Jun. 20, 2016 CNY (¥) shares	Jun. 20, 2016 USD ($) shares	Mar. 31, 2016 $ / shares shares	Nov. 30, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	Aug. 31, 2015 CNY (¥) shares	Aug. 31, 2015 USD ($) shares	Aug. 06, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥) shares	Apr. 20, 2015 CNY (¥) shares	Apr. 20, 2015 USD ($) shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Jun. 20, 2016 USD ($)	Apr. 30, 2015 $ / shares	Jun. 30, 2014 $ / shares	Apr. 02, 2014 $ / shares	Nov. 05, 2013 $ / shares
Business Acquisition [Line Items]
Cash consideration												¥ 2,527,095	$ 412,237
Proceeds from issuance of ordinary shares to Tencent																		¥ 2,452,080		¥ 4,532,020
Cash proceeds received by the company for dispose of ownership percentage in Guazi to the Guazi Purchaser																		324,680	$ 50,000
Gain on deconsolidation and disposal of businesses			¥ 79,581	$ 12,081												79,581	$ 11,472	765,072
Guazi Series [Member]
Business Acquisition [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.80
Guazi Series B1 Shares [Member]
Business Acquisition [Line Items]
Debt Conversion, Converted Instrument, Shares Issued					62,500,000
Tujia International [Member]
Business Acquisition [Line Items]
Cash Paid In Additional Investment			65,874	$ 10,000
Fair Value of Future Service			¥ 79,132																		$ 12,043
Investment in Series A Guazi Shares [Member]
Business Acquisition [Line Items]
Gain on deconsolidation and disposal of businesses																		¥ 472,223	$ 73,240
Ownership percentage of non-controlling interest																		45.60%	45.60%
Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Cash consideration								¥ 2,799,890	$ 457,640	¥ 2,799,890		¥ 2,527,095	$ 412,237
Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 985,427	$ 160,198														¥ 985,427
58 Daojia Inc. ("58 Home") [Member]
Business Acquisition [Line Items]
Gain on deconsolidation and disposal of businesses						¥ 292,849	$ 45,998
Ordinary shares [Member] | Tujia International [Member]
Business Acquisition [Line Items]
Number of Shares Purchased for Additional Investment in Tujia in Cash and Future Services			5,200,000	5,200,000
Ordinary shares [Member] | Tencent [Member]
Business Acquisition [Line Items]
Issue price per share | $ / shares																						$ 26.00
Ordinary shares [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition								46,500,000	46,500,000		34,000,000	34,039,136	34,039,136
Cash consideration								¥ 1,666,546	$ 272,396		¥ 2,527,095		$ 412,237
Total ordinary shares issued as commitment for acquisition								46,500,000	46,500,000
Committed cash for acquisition								¥ 2,488,065	$ 406,673
Ordinary shares [Member] | Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition														4,800,000	4,800,000
Cash consideration														¥ 985,427	$ 160,198
Restricted Share Units (RSUs) [Member] | Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition								4,400,000	4,400,000
Cash consideration								¥ 311,825	$ 50,967
Restricted Share Units (RSUs) [Member] | Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Number of shares granted														200,000	200,000
ADS [Member]
Business Acquisition [Line Items]
Issue price per share | $ / shares																								$ 38.00	$ 17.0
ADS [Member] | Tencent [Member]
Business Acquisition [Line Items]
Issue price per share | $ / shares																						$ 52.00	$ 40.00
Series D Preferred Stock [Member]
Business Acquisition [Line Items]
Number of Shares Purchased for Additional Investment in Tujia in Cash and Future Services			2,300,000	2,300,000